Investment Risks	Jul. 31, 2026
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations. Unlike market benchmarks, the Fund is subject to certain regulatory requirements governing issuer diversification and industry concentration within the Fund’s portfolio. To the extent equity market performance is driven by a relatively small group of companies, the Fund may not be able to implement its strategy as intended due to these regulatory constraints.
•Semiconductor Companies Risk. The semiconductor industry has experienced significant volatility and is subject to the risk of product obsolescence due to rapid technological change, cyclical market patterns, including periods of over-capacity and production shortages, raw materials shortages, variations in manufacturing costs and yields, price erosion, and significant capital expenditures for equipment and product development. Semiconductor companies depend significantly on third-party suppliers and the availability of raw materials may be negatively impacted by supply chain disruptions. These companies may also be adversely affected by the loss or impairment of intellectual property rights. Growing demand related to computing power to support artificial intelligence and other emerging technologies may contribute to increased competition, capacity constraints and customer concentration which could heighten volatility in the industry and increase the Fund’s risk of loss on its investments in such companies.
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund | Information Technology Sector Risk, Semiconductor Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Companies Risk. The semiconductor industry has experienced significant volatility and is subject to the risk of product obsolescence due to rapid technological change, cyclical market patterns, including periods of over-capacity and production shortages, raw materials shortages, variations in manufacturing costs and yields, price erosion, and significant capital expenditures for equipment and product development. Semiconductor companies depend significantly on third-party suppliers and the availability of raw materials may be negatively impacted by supply chain disruptions. These companies may also be adversely affected by the loss or impairment of intellectual property rights. Growing demand related to computing power to support artificial intelligence and other emerging technologies may contribute to increased competition, capacity constraints and customer concentration which could heighten volatility in the industry and increase the Fund’s risk of loss on its investments in such companies.
RS Shares Prospectus | GuideMark(R) Large Cap Core Fund | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations. Unlike market benchmarks, the Fund is subject to certain regulatory requirements governing issuer diversification and industry concentration within the Fund’s portfolio. To the extent equity market performance is driven by a relatively small group of companies, the Fund may not be able to implement its strategy as intended due to these regulatory constraints.
•Semiconductor Companies Risk. The semiconductor industry has experienced significant volatility and is subject to the risk of product obsolescence due to rapid technological change, cyclical market patterns, including periods of over-capacity and production shortages, raw materials shortages, variations in manufacturing costs and yields, price erosion, and significant capital expenditures for equipment and product development. Semiconductor companies depend significantly on third-party suppliers and the availability of raw materials may be negatively impacted by supply chain disruptions. These companies may also be adversely affected by the loss or impairment of intellectual property rights. Growing demand related to computing power to support artificial intelligence and other emerging technologies may contribute to increased competition, capacity constraints and customer concentration which could heighten volatility in the industry and increase the Fund’s risk of loss on its investments in such companies.
RS Shares Prospectus | GuideMark(R) Large Cap Core Fund | Information Technology Sector Risk, Semiconductor Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Companies Risk. The semiconductor industry has experienced significant volatility and is subject to the risk of product obsolescence due to rapid technological change, cyclical market patterns, including periods of over-capacity and production shortages, raw materials shortages, variations in manufacturing costs and yields, price erosion, and significant capital expenditures for equipment and product development. Semiconductor companies depend significantly on third-party suppliers and the availability of raw materials may be negatively impacted by supply chain disruptions. These companies may also be adversely affected by the loss or impairment of intellectual property rights. Growing demand related to computing power to support artificial intelligence and other emerging technologies may contribute to increased competition, capacity constraints and customer concentration which could heighten volatility in the industry and increase the Fund’s risk of loss on its investments in such companies.
RS Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations. Unlike market benchmarks, the Fund is subject to certain regulatory requirements governing issuer diversification and industry concentration within the Fund’s portfolio. To the extent equity market performance is driven by a relatively small group of companies, the Fund may not be able to implement its strategy as intended due to these regulatory constraints.

Service Shares Prospectus | GuideMark(R) Emerging Markets Fund | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations. Unlike market benchmarks, the Fund is subject to certain regulatory requirements governing issuer diversification and industry concentration within the Fund’s portfolio. To the extent equity market performance is driven by a relatively small group of companies, the Fund may not be able to implement its strategy as intended due to these regulatory constraints.
•Semiconductor Companies Risk. The semiconductor industry has experienced significant volatility and is subject to the risk of product obsolescence due to rapid technological change, cyclical market patterns, including periods of over-capacity and production shortages, raw materials shortages, variations in manufacturing costs and yields, price erosion, and significant capital expenditures for equipment and product development. Semiconductor companies depend significantly on third-party suppliers and the availability of raw materials may be negatively impacted by supply chain disruptions. These companies may also be adversely affected by the loss or impairment of intellectual property rights. Growing demand related to computing power to support artificial intelligence and other emerging technologies may contribute to increased competition, capacity constraints and customer concentration which could heighten volatility in the industry and increase the Fund’s risk of loss on its investments in such companies.
Service Shares Prospectus | GuideMark(R) Emerging Markets Fund | Information Technology Sector Risk, Semiconductor Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Companies Risk. The semiconductor industry has experienced significant volatility and is subject to the risk of product obsolescence due to rapid technological change, cyclical market patterns, including periods of over-capacity and production shortages, raw materials shortages, variations in manufacturing costs and yields, price erosion, and significant capital expenditures for equipment and product development. Semiconductor companies depend significantly on third-party suppliers and the availability of raw materials may be negatively impacted by supply chain disruptions. These companies may also be adversely affected by the loss or impairment of intellectual property rights. Growing demand related to computing power to support artificial intelligence and other emerging technologies may contribute to increased competition, capacity constraints and customer concentration which could heighten volatility in the industry and increase the Fund’s risk of loss on its investments in such companies.
Service Shares Prospectus | GuideMark(R) Large Cap Core Fund | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations. Unlike market benchmarks, the Fund is subject to certain regulatory requirements governing issuer diversification and industry concentration within the Fund’s portfolio. To the extent equity market performance is driven by a relatively small group of companies, the Fund may not be able to implement its strategy as intended due to these regulatory constraints.
•Semiconductor Companies Risk. The semiconductor industry has experienced significant volatility and is subject to the risk of product obsolescence due to rapid technological change, cyclical market patterns, including periods of over-capacity and production shortages, raw materials shortages, variations in manufacturing costs and yields, price erosion, and significant capital expenditures for equipment and product development. Semiconductor companies depend significantly on third-party suppliers and the availability of raw materials may be negatively impacted by supply chain disruptions. These companies may also be adversely affected by the loss or impairment of intellectual property rights. Growing demand related to computing power to support artificial intelligence and other emerging technologies may contribute to increased competition, capacity constraints and customer concentration which could heighten volatility in the industry and increase the Fund’s risk of loss on its investments in such companies.
Service Shares Prospectus | GuideMark(R) Large Cap Core Fund | Information Technology Sector Risk, Semiconductor Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Companies Risk. The semiconductor industry has experienced significant volatility and is subject to the risk of product obsolescence due to rapid technological change, cyclical market patterns, including periods of over-capacity and production shortages, raw materials shortages, variations in manufacturing costs and yields, price erosion, and significant capital expenditures for equipment and product development. Semiconductor companies depend significantly on third-party suppliers and the availability of raw materials may be negatively impacted by supply chain disruptions. These companies may also be adversely affected by the loss or impairment of intellectual property rights. Growing demand related to computing power to support artificial intelligence and other emerging technologies may contribute to increased competition, capacity constraints and customer concentration which could heighten volatility in the industry and increase the Fund’s risk of loss on its investments in such companies.
Service Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations. Unlike market benchmarks, the Fund is subject to certain regulatory requirements governing issuer diversification and industry concentration within the Fund’s portfolio. To the extent equity market performance is driven by a relatively small group of companies, the Fund may not be able to implement its strategy as intended due to these regulatory constraints.